UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT American Government Income Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT American Government Income Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
High current income with preservation of capital as its secondary objective

PORTFOLIO
U.S. Treasury securities, government agency mortgage-backed securities, and high-quality private mortgage-backed and asset-backed securities

NET ASSET VALUE	June 30, 2008
Class IA	$11.48
Class IB	$11.46

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares*

6 months	2.41%	2.35%

1 year	9.61	9.47

5 years	19.50	18.04
Annualized	3.63	3.37

Life	60.10	57.14
Annualized	5.75	5.52

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations February 1, 2000.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

CREDIT QUALITY
Aaa	100.00%

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

In early 2008, the fixed-income investing environment was characterized by continued credit and liquidity concerns stemming from the crisis in subprime mortgages. Banks continued to recognize losses related to these lower-quality mortgages, leading them to pull financing back from hedge funds and other leveraged investors. As a result, prices of even high-quality fixed-income instruments suffered as yields rose to attract new investors. The credit crisis peaked in March with the collapse of Bear Stearns, a leading investment bank. The Fed responded with strong measures to restore funding to the markets. While volatility remained significant, the Fed’s actions proved to be a turning point as performance of AAA-rated issues improved over the remainder of the period. The fund was affected by the bond market’s indiscriminate sell-off in March, but was positioned to benefit from the improved environment over the second half of the period. Consequently, the fund’s class IA shares returned 2.41% at net asset value for the six-month period ended June 30, 2008.

Throughout the period, market expectations for inflation and interest rates were volatile. Given this backdrop, the management team’s strategic positioning with respect to duration (a bond’s sensitivity to changes in interest rates) remained relatively neutral. However, the fund benefited from tactical shifts to duration in response to the market’s changing expectations. With respect to security selection, the fund’s strategy has been to maximize exposure to AAA-rated mortgage-backed securities including Ginnie Maes, Fannie Maes, and Freddie Macs in view of the attractive yields they provided relative to Treasuries. A key factor with mortgage-backed securities is the rate of prepayment on underlying mortgages as borrowers sell their homes or refinance. Fund management believes prepayments overall are likely to be well below average for the next year or longer, as homeowners face depreciated assets and more stringent lending standards. As a result, the fund has been adding exposure to interest-only and higher-coupon securities, as well as to loan pools from geographic

2

areas hardest hit by the housing slump. This strategy began to help fund returns over the latter part of the period.

Entering the second half of 2008, the markets no longer appear to be guarding against the worst-case scenario with respect to the impact of the subprime collapse on the U.S. economy. While views on the outlook for growth, inflation, and interest rates remain volatile, the fund management team believes that the outlook may become clearer once the impact of the recent U.S. tax rebate has been absorbed by the economy. Risk levels are elevated in all sectors that trade at a yield spread versus Treasuries, and management believes a cautious approach is warranted as the fund seeks exposure to undervalued securities.

Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available.Those measures are weighted and averaged to produce the fund’s Morningstar Risk.The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved.The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Rob Bloemker is the Portfolio Leader. Daniel Choquette and Michael Salm are the Portfolio Members. During the reporting period ended June 30, 2008, there were no changes in the management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Rob Bloemker	VT American Government Income Fund	VT Diversified Income Fund
	VT Income Fund	Global Income Trust
	U.S. Government Income Trust	Premier Income Trust
Master Intermediate Income Trust
Daniel Choquette	None	VT American Government Income Fund
U.S. Government Income Trust
Michael Salm	None	VT American Government Income Fund
Global Income Trust
VT Income Fund
U.S. Government Income Trust

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

3

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT American Government Income Fund
Expenses paid per $1,000	$3.12	$4.38	$3.12	$4.37
Ending value (after expenses)	$1,024.10	$1,023.50	$1,021.78	$1,020.54
Annualized expense ratio	0.62%	0.87%	0.62%	0.87%
Lipper peer group avg. expense ratio*	0.62%	0.87%	0.62%	0.87%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

4

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

5

changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT American Government Income Fund	12th	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

6

Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

7

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT American Government Income Fund	26th (69)	89th (62)	80th (49)
Lipper VP (Underlying Funds) — General U.S. Government Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the three-year and five-year periods ended December 31, 2007. The Trustees considered Putnam Management’s belief that the fund’s selection of higher-quality bonds contributed to its relative underperformance during these periods, when lower-quality bonds had strong relative performance. The Trustees also considered Putnam Management’s continued belief that the fund’s investment strategy and process are designed to produce attractive relative performance over longer periods, and noted subsequent improvements in the fund’s relative performance for the one-year period. In addition, Putnam Management notes that this fund’s performance is measured against a small Lipper peer group with an extremely narrow dispersion of performance figures, which may create distortions in comparative information.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

8

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT American Government Income Fund	37% (25/68)	79% (44/55)	—
Lipper VP (Underlying Funds) — General U.S. Government Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

9

Putnam VT American Government Income Fund

The fund’s portfolio
6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (83.1%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to October 20, 2037	$3,326,786	$3,440,498
6s, April 15, 2028	119,565	122,615
		3,563,113

U.S. Government Agency Mortgage Obligations (80.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from
September 1, 2030 to July 1, 2031	191,198	204,213
7 1/2s, October 1, 2014	26,659	27,862
7s, with due dates from
November 1, 2026 to May 1, 2032	1,679,203	1,776,986
6s, with due dates from
May 1, 2021 to August 1, 2021	304,129	311,803
5 1/2s, December 1, 2033	509,343	504,966
5 1/2s, October 1, 2018	354,604	360,036
5s, with due dates from
May 1, 2018 to November 1, 2018	4,512,590	4,528,278
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from
October 1, 2029 to August 1, 2031	217,223	231,570
7s, with due dates from
December 1, 2028 to December 1, 2035	3,172,000	3,348,007
6 1/2s, September 1, 2036	505,592	521,312
6 1/2s, TBA, August 1, 2038	4,000,000	4,101,562
6 1/2s, TBA, July 1, 2038	4,000,000	4,114,375
6s, July 1, 2021	1,582,631	1,623,681
6s, TBA, July 1, 2034	1,000,000	1,008,672
5 1/2s, with due dates from
July 1, 2037 to October 1, 2037	971,978	959,221
5 1/2s, with due dates from
June 1, 2014 to January 1, 2021	2,846,156	2,890,194
5 1/2s, TBA, August 1, 2038	3,000,000	2,948,789
5 1/2s, TBA, July 1, 2035	53,000,000	52,221,563
5s, TBA, August 1, 2038	14,000,000	13,385,313
5s, TBA, July 1, 2038	31,000,000	29,704,296
4 1/2s, October 1, 2035	426,219	395,584
		125,168,283

Total U.S. government and agency
mortgage obligations (cost $128,716,436)		$128,731,396

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.9%)*

Principal amount		Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,733,162
Federal Farm Credit Bank 5 3/4s,
January 18, 2011	10,000,000	10,526,585

Total U.S. government agency obligations
(cost $11,558,760)		$12,259,747

U.S. TREASURY OBLIGATIONS (11.2%)*

Principal amount		Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,781,286
6 1/4s, May 15, 2030	6,505,000	8,013,347
U.S. Treasury Notes 4 1/4s,
September 30, 2012	3,409,000	3,548,556

Total U.S. treasury obligations (cost $15,799,101)		$17,343,189

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)*

Principal amount		Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049 (F)	$62,000	$60,768
Ser. 04-3, Class A5, 5.493s, 2039	30,000	29,742
Ser. 05-6, Class A2, 5.165s, 2047	152,000	150,044
Banc of America Mortgage Securities
Ser. 05-E, Class 2, IO
(Interest only), 0.303s, 2035	2,945,291	11,735
Ser. 04-D, Class 2A, IO, 0.284s, 2034	1,096,064	1,242
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO,
4.168s, 2037	368,581	26,638
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
5.118s, 2034	87,054	4,557
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS,
IO, 3.597s, 2035	1,404,957	91,561
IFB Ser. 05-R2, Class 1AS,
IO, 3.242s, 2035	3,888,954	205,357
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039	57,000	56,511
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	40,000	38,820
Fannie Mae
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	172,532	232,075
IFB Ser. 07-75, Class CS, 28.123s, 2037	117,979	157,479
IFB Ser. 06-62, Class PS, 25.005s, 2036	210,084	264,741
IFB Ser. 06-76, Class QB, 24.705s, 2036	265,743	334,319
IFB Ser. 06-63, Class SP, 24.405s, 2036	290,677	361,121
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037	116,804	138,765
IFB Ser. 07-81, Class SC, 22.905s, 2037	109,462	128,843
IFB Ser. 07-1, Class NK, 22.096s, 2037	237,462	287,221
IFB Ser. 06-104, Class GS, 21.747s, 2036	91,517	109,989
IFB Ser. 06-104, Class ES, 21.038s, 2036	110,057	131,616
IFB Ser. 06-49, Class SE, 19.07s, 2036	180,556	209,892
IFB Ser. 06-60, Class TK, 18.67s, 2036	91,614	105,980
IFB Ser. 06-104, Class CS, 18.529s, 2036	141,119	157,663
IFB Ser. 07-30, Class FS, 18.329s, 2037	238,995	265,790
IFB Ser. 07-96, Class AS, 17.738s, 2037	95,140	102,347
IFB Ser. 05-25, Class PS, 17.237s, 2035	76,309	86,109
IFB Ser. 06-115, Class ES, 16.63s, 2036	99,678	113,632
IFB Ser. 05-74, Class CP, 15.648s, 2035	259,218	291,083

10

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 05-115, Class NQ,
15.628s, 2036	$71,924	$77,275
IFB Ser. 06-27, Class SP, 15.464s, 2036	193,738	215,717
IFB Ser. 06-8, Class HP, 15.464s, 2036	207,422	230,463
IFB Ser. 06-8, Class WK, 15.464s, 2036	328,104	361,731
IFB Ser. 05-106, Class US, 15.464s, 2035	310,782	346,790
IFB Ser. 05-99, Class SA, 15.464s, 2035	152,897	167,468
IFB Ser. 05-74, Class DM, 15.281s, 2035	306,967	337,654
IFB Ser. 06-60, Class CS, 14.988s, 2036	135,383	140,726
IFB Ser. 05-74, Class CS, 13.193s, 2035	295,847	320,049
IFB Ser. 05-114, Class SP, 12.753s, 2036	89,401	92,693
IFB Ser. 05-106, Class JC, 12.426s, 2035	184,233	184,094
IFB Ser. 05-83, Class QP, 10.94s, 2034	106,152	105,638
IFB Ser. 05-72, Class SB, 10.669s, 2035	105,098	105,595
IFB Ser. 05-57, Class MN, 10.626s, 2035	197,970	203,659
Ser. 03-W6, Class PT1, 9.958s, 2042	255,104	286,762
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	139,101	148,893
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	74,420	79,649
Ser. 02-14, Class A2, 7 1/2s, 2042	47,608	50,540
Ser. 01-T10, Class A2, 7 1/2s, 2041	330,934	350,920
Ser. 02-T4, Class A3, 7 1/2s, 2041	94,001	99,667
Ser. 01-T12, Class A2, 7 1/2s, 2041	134,688	142,741
Ser. 01-T3, Class A1, 7 1/2s, 2040	655	693
Ser. 99-T2, Class A1, 7 1/2s, 2039	52,454	56,602
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	176,753	188,432
Ser. 02-T1, Class A3, 7 1/2s, 2031	424,918	451,696
Ser. 00-T6, Class A1, 7 1/2s, 2030	188,351	199,406
Ser. 01-T5, Class A3, 7 1/2s, 2030	1,861	1,976
Ser. 02-26, Class A1, 7s, 2048	260,816	274,506
Ser. 04-W12, Class 1A3, 7s, 2044	134,025	141,656
Ser. 04-T3, Class 1A3, 7s, 2044	297,101	313,947
Ser. 04-T2, Class 1A3, 7s, 2043	97,777	103,324
Ser. 03-W8, Class 2A, 7s, 2042	960,838	1,013,488
Ser. 03-W3, Class 1A2, 7s, 2042	94,776	99,874
Ser. 02-T16, Class A2, 7s, 2042	659,535	695,866
Ser. 02-T19, Class A2, 7s, 2042	420,414	443,125
Ser. 02-14, Class A1, 7s, 2042	326,825	343,284
Ser. 01-T10, Class A1, 7s, 2041	185,121	194,265
Ser. 02-T4, Class A2, 7s, 2041	417,111	437,797
Ser. 01-W3, Class A, 7s, 2041	74,373	78,376
Ser. 04-W1, Class 2A2, 7s, 2033	691,984	730,873
Ser. 386, Class 14, IO, 6 1/2s, 2038	207,658	45,655
Ser. 386, Class 12, IO, 6 1/2s, 2038	135,807	28,744
Ser. 383, Class 60, IO, 6 1/2s, 2037	120,074	27,754
Ser. 383, Class 58, IO, 6 1/2s, 2037	79,732	17,958
Ser. 383, Class 72, IO, 6 1/2s, 2037	134,331	31,155
Ser. 383, Class 70, IO, 6 1/2s, 2037	82,559	18,718
Ser. 371, Class 2, IO, 6 1/2s, 2036	451,240	119,906
Ser. 386, Class 8, IO, 6s, 2038	591,733	126,537
Ser. 383, Class 40, IO, 6s, 2038	230,074	52,875

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
Ser. 383, Class 41, IO, 6s, 2038	$201,766	$46,329
Ser. 383, Class 42, IO, 6s, 2038	146,237	33,754
Ser. 383, Class 43, IO, 6s, 2038	131,876	30,531
Ser. 383, Class 44, IO, 6s, 2038	120,341	27,777
Ser. 383, Class 45, IO, 6s, 2038	92,853	21,701
Ser. 383, Class 46, IO, 6s, 2038	88,107	20,583
Ser. 383, Class 47, IO, 6s, 2038	87,934	20,542
Ser. 383, Class 48, IO, 6s, 2038	87,884	20,592
Ser. 389, Class 5, IO, 6s, 2038	100,000	22,190
Ser. 386, Class 9, IO, 6s, 2038	115,282	25,562
Ser. 383, Class 28, IO, 6s, 2038	240,344	55,814
Ser. 383, Class 29, IO, 6s, 2038	1,111,491	258,782
Ser. 383, Class 30, IO, 6s, 2038	159,520	37,411
Ser. 383, Class 31, IO, 6s, 2038	141,122	33,096
Ser. 383, Class 32, IO, 6s, 2038	109,480	25,883
Ser. 383, Class 33, IO, 6s, 2038	93,775	22,170
Ser. 386, Class 7, IO, 6s, 2038	140,241	33,857
Ser. 386, Class 6, IO, 6s, 2037	91,036	20,941
Ser. 383, Class 17, IO, 5 1/2s, 2038	189,239	43,723
Ser. 383, Class 18, IO, 5 1/2s, 2038	126,324	29,338
Ser. 383, Class 19, IO, 5 1/2s, 2038	115,199	26,754
Ser. 386, Class 3, IO, 5 1/2s, 2037	93,365	21,294
Ser. 383, Class 3, IO, 5 1/2s, 2037	199,269	45,686
Ser. 383, Class 4, IO, 5 1/2s, 2037	175,978	40,592
Ser. 383, Class 5, IO, 5 1/2s, 2037	111,851	25,800
Ser. 383, Class 6, IO, 5 1/2s, 2037	100,627	23,281
Ser. 383, Class 7, IO, 5 1/2s, 2037	98,810	22,792
Ser. 383, Class 20, IO, 5 1/2s, 2037	93,563	22,177
Ser. 383, Class 21, IO, 5 1/2s, 2037	93,565	22,178
IFB Ser. 07-W6, Class 6A2, IO,
5.318s, 2037	156,192	16,594
IFB Ser. 06-90, Class SE, IO,
5.318s, 2036	96,027	12,677
IFB Ser. 04-51, Class XP, IO,
5.218s, 2034	71,222	8,054
IFB Ser. 03-66, Class SA, IO,
5.168s, 2033	253,885	28,725
IFB Ser. 08-7, Class SA, IO,
5.068s, 2038	115,282	14,470
IFB Ser. 07-W6, Class 5A2, IO,
4.808s, 2037	223,752	23,147
IFB Ser. 07-W4, Class 4A2, IO,
4.798s, 2037	781,745	76,650
IFB Ser. 07-W2, Class 3A2, IO,
4.798s, 2037	298,759	29,404
IFB Ser. 06-115, Class BI, IO,
4.778s, 2036	278,592	21,320
IFB Ser. 05-113, Class DI, IO,
4.748s, 2036	3,161,225	299,625
IFB Ser. 07-60, Class AX, IO,
4.668s, 2037	156,383	16,470

11

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class SI, IO,
4.668s, 2036	$284,348	$31,373
IFB Ser. 06-60, Class UI, IO,
4.668s, 2036	114,607	12,786
IFB Ser. 06-60, Class DI, IO,
4.588s, 2035	87,169	7,518
IFB Ser. 05-65, Class KI, IO,
4.518s, 2035	4,060,069	359,910
IFB Ser. 08-01, Class GI, IO,
4.478s, 2037	1,210,952	123,059
IFB Ser. 07-54, Class CI, IO,
4.278s, 2037	190,376	18,663
IFB Ser. 07-39, Class PI, IO,
4.278s, 2037	179,411	15,720
IFB Ser. 07-30, Class WI, IO,
4.278s, 2037	986,685	81,176
IFB Ser. 07-28, Class SE, IO,
4.268s, 2037	188,567	17,608
IFB Ser. 06-128, Class SH, IO,
4.268s, 2037	230,468	18,951
IFB Ser. 06-56, Class SM, IO,
4.268s, 2036	224,242	18,661
IFB Ser. 05-90, Class SP, IO,
4.268s, 2035	457,110	38,666
IFB Ser. 05-12, Class SC, IO,
4.268s, 2035	245,073	19,127
IFB Ser. 07-W5, Class 2A2, IO,
4.258s, 2037	108,192	8,561
IFB Ser. 07-30, Class IE, IO,
4.258s, 2037	533,707	57,639
IFB Ser. 06-123, Class CI, IO,
4.258s, 2037	422,355	40,082
IFB Ser. 06-123, Class UI, IO,
4.258s, 2037	195,648	18,270
IFB Ser. 05-82, Class SY, IO,
4.248s, 2035	1,172,165	95,533
IFB Ser. 07-15, Class BI, IO,
4.218s, 2037	318,076	29,246
IFB Ser. 06-16, Class SM, IO,
4.218s, 2036	169,763	15,618
IFB Ser. 05-95, Class CI, IO,
4.218s, 2035	340,196	32,520
IFB Ser. 05-84, Class SG, IO,
4.218s, 2035	551,716	53,114
IFB Ser. 05-57, Class NI, IO,
4.218s, 2035	100,208	8,936
IFB Ser. 05-29, Class SX, IO,
4.218s, 2035	80,693	7,214
IFB Ser. 05-83, Class QI, IO,
4.208s, 2035	91,270	9,399
IFB Ser. 06-128, Class GS, IO,
4.198s, 2037	213,391	20,242
IFB Ser. 06-114, Class IS, IO,
4.168s, 2036	224,662	19,353

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-115, Class IE, IO,
4.158s, 2036	$172,486	$15,525
IFB Ser. 06-117, Class SA, IO,
4.158s, 2036	255,776	22,068
IFB Ser. 06-121, Class SD, IO,
4.158s, 2036	172,380	15,008
IFB Ser. 06-109, Class SG, IO,
4.148s, 2036	136,239	11,982
IFB Ser. 06-109, Class SH, IO,
4.138s, 2036	216,412	21,125
IFB Ser. 07-W6, Class 4A2, IO,
4.118s, 2037	912,191	78,788
IFB Ser. 06-128, Class SC, IO,
4.118s, 2037	420,164	36,588
IFB Ser. 06-43, Class SI, IO,
4.118s, 2036	116,263	9,768
IFB Ser. 06-44, Class IS, IO,
4.118s, 2036	215,774	17,017
IFB Ser. 06-8, Class JH, IO,
4.118s, 2036	785,060	74,836
IFB Ser. 05-122, Class SG, IO,
4.118s, 2035	171,359	15,431
IFB Ser. 06-92, Class LI, IO,
4.098s, 2036	251,987	22,162
IFB Ser. 06-96, Class ES, IO,
4.098s, 2036	112,470	9,722
IFB Ser. 06-85, Class TS, IO,
4.078s, 2036	386,843	31,191
IFB Ser. 06-61, Class SE, IO,
4.068s, 2036	288,630	21,375
IFB Ser. 07-75, Class PI, IO,
4.058s, 2037	287,723	23,456
IFB Ser. 07-76, Class SA, IO,
4.058s, 2037	299,361	22,798
IFB Ser. 07-W7, Class 2A2, IO,
4.048s, 2037	723,222	60,278
IFB Ser. 08-10, Class AI, IO,
4.018s, 2038	3,670,547	205,077
IFB Ser. 07-116, Class IA, IO,
4.018s, 2037	809,740	65,846
IFB Ser. 07-103, Class AI, IO,
4.018s, 2037	1,208,791	102,157
IFB Ser. 07-1, Class NI, IO,
4.018s, 2037	631,340	49,115
IFB Ser. 03-124, Class ST, IO,
4.018s, 2034	173,436	11,663
IFB Ser. 07-15, Class NI, IO,
4.018s, 2022	316,221	24,421
IFB Ser. 07-106, Class SM, IO,
3.978s, 2037	91,748	7,037
IFB Ser. 07-109, Class XI, IO,
3.968s, 2037	195,490	16,242
IFB Ser. 07-109, Class YI, IO,
3.968s, 2037	273,078	20,668

12

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
3.968s, 2037	$428,693	$35,933
IFB Ser. 07-54, Class KI, IO,
3.958s, 2037	138,551	10,210
IFB Ser. 07-30, Class JS, IO,
3.958s, 2037	452,935	37,923
IFB Ser. 07-30, Class LI, IO,
3.958s, 2037	283,979	24,462
IFB Ser. 07-W2, Class 1A2, IO,
3.948s, 2037	203,342	16,857
IFB Ser. 07-106, Class SN, IO,
3.928s, 2037	297,235	22,296
IFB Ser. 07-54, Class IA, IO,
3.928s, 2037	242,604	20,626
IFB Ser. 07-54, Class IB, IO,
3.928s, 2037	242,604	20,626
IFB Ser. 07-54, Class IC, IO,
3.928s, 2037	242,604	20,626
IFB Ser. 07-54, Class ID, IO,
3.928s, 2037	242,604	20,626
IFB Ser. 07-54, Class IE, IO,
3.928s, 2037	242,604	20,626
IFB Ser. 07-54, Class IF, IO,
3.928s, 2037	361,230	30,520
IFB Ser. 07-54, Class NI, IO,
3.928s, 2037	227,375	18,486
IFB Ser. 07-54, Class UI, IO,
3.928s, 2037	294,623	26,212
IFB Ser. 07-91, Class AS, IO,
3.918s, 2037	189,324	14,389
IFB Ser. 07-91, Class HS, IO,
3.918s, 2037	204,688	14,968
IFB Ser. 07-15, Class CI, IO,
3.898s, 2037	777,813	65,308
IFB Ser. 06-123, Class BI, IO,
3.898s, 2037	1,018,621	83,574
IFB Ser. 06-115, Class JI, IO,
3.898s, 2036	570,880	47,958
IFB Ser. 07-109, Class PI, IO,
3.868s, 2037	311,315	23,814
IFB Ser. 06-123, Class LI, IO,
3.838s, 2037	380,948	30,539
IFB Ser. 08-1, Class NI, IO,
3.768s, 2037	527,370	35,964
IFB Ser. 07-116, Class BI, IO,
3.768s, 2037	752,835	51,901
IFB Ser. 08-01, Class AI, IO,
3.768s, 2037	1,467,051	111,963
IFB Ser. 08-10, Class GI, IO,
3.748s, 2038	423,200	30,073
IFB Ser. 08-13, Class SA, IO,
3.738s, 2038	141,638	10,141
IFB Ser. 08-1, Class HI, IO,
3.718s, 2037	686,142	50,722

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-39, Class AI, IO,
3.638s, 2037	$425,018	$30,601
IFB Ser. 07-32, Class SD, IO,
3.628s, 2037	284,733	19,853
IFB Ser. 07-30, Class UI, IO,
3.618s, 2037	237,015	17,890
IFB Ser. 07-32, Class SC, IO,
3.618s, 2037	380,515	27,816
IFB Ser. 07-1, Class CI, IO,
3.618s, 2037	274,524	20,318
IFB Ser. 05-74, Class SE, IO,
3.618s, 2035	1,558,084	94,702
IFB Ser. 05-82, Class SI, IO,
3.618s, 2035	1,115,946	69,711
IFB Ser. 05-74, Class NI, IO,
3.598s, 2035	1,504,462	116,588
IFB Ser. 05-14, Class SE, IO,
3.568s, 2035	44,794	2,793
IFB Ser. 08-1, Class BI, IO,
3.428s, 2038	142,623	8,007
IFB Ser. 07-75, Class ID, IO,
3.388s, 2037	238,767	16,184
FRB Ser. 07-103, Class HB,
2.883s, 2037	2,210,000	2,165,800
FRB Ser. 07-95, Class A1,
2.733s, 2036	2,026,531	2,013,356
FRB Ser. 07-95, Class A2,
2.733s, 2036	8,329,000	8,263,201
FRB Ser. 07-95, Class A3,
2.733s, 2036	2,308,000	2,212,910
FRB Ser. 07-101, Class A2,
2.733s, 2036	1,994,000	1,977,450
FRB Ser. 07-114, Class A1,
2.683s, 2037	1,174,127	1,173,657
Ser. 03-T2, Class 2, IO, 0.812s, 2042	4,046,031	109,278
Ser. 03-W10, Class 3A, IO,
0.741s, 2043	7,952,091	139,701
Ser. 03-W10, Class 1A, IO,
0.7s, 2043	6,585,231	96,196
Ser. 03-W6, Class 51, IO,
0.676s, 2042	1,226,620	24,231
Ser. 08-33, PO (Principal only),
zero %, 2038	97,887	68,376
Ser. 04-38, Class AO, PO, zero %, 2034	183,977	132,256
Ser. 04-61, Class CO, PO, zero %, 2031	410,477	342,372
Ser. 07-31, Class TS, IO, zero %, 2009	664,599	6,390
Ser. 07-15, Class IM, IO, zero %, 2009	268,651	2,371
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	1,100,930	8,004
FRB Ser. 06-115, Class SN, zero %, 2036	143,134	141,739
FRB Ser. 05-79, Class FE, zero %, 2035	41,777	42,128
FRB Ser. 06-54, Class CF, zero %, 2035	41,839	37,388
FRB Ser. 05-45, Class FG, zero %, 2035	79,306	69,083

13

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	$925,233	$987,985
Ser. T-42, Class A5, 7 1/2s, 2042	131,609	140,530
Ser. T-60, Class 1A2, 7s, 2044	177,224	187,198
Ser. T-59, Class 1A2, 7s, 2043	379,025	401,150
Ser. T-55, Class 1A2, 7s, 2043	222,374	233,882
IFB Ser. T-56, Class 2ASI, IO,
5.618s, 2043	131,767	14,863
Freddie Mac
IFB Ser. 3339, Class WS, 28.061s, 2037	111,786	148,633
IFB Ser. 3339, Class JS, 26.772s, 2037	97,535	121,638
IFB Ser. 3202, Class PS, 24.412s, 2036	176,507	219,220
IFB Ser. 3153, Class SX, 20.894s, 2036	430,030	511,548
IFB Ser. 3081, Class DC, 18.039s, 2035	122,743	137,388
IFB Ser. 3114, Class GK, 16.515s, 2036	82,061	90,525
IFB Ser. 3360, Class SC, 16.483s, 2037	127,966	133,538
IFB Ser. 3408, Class EK, 15.849s, 2037	111,859	117,544
IFB Ser. 2979, Class AS, 15.212s, 2034	72,423	76,685
IFB Ser. 3153, Class UT, 14.955s, 2036	261,483	274,634
IFB Ser. 3149, Class SU, 12.867s, 2036	85,352	86,970
IFB Ser. 3065, Class DC, 12.446s, 2035	200,737	203,319
IFB Ser. 3012, Class GP, 12.424s, 2035	129,345	133,659
IFB Ser. 3031, Class BS, 10.547s, 2035	269,395	266,503
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	299,275	28,002
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	59,836	6,358
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	169,312	19,094
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	311,586	22,240
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	172,233	15,300
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	179,787	14,636
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	719,899	69,499
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	265,785	23,323
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	138,375	12,904
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	91,675	8,940
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	915,740	85,697
IFB Ser. 3042, Class SP, IO, 4.279s, 2035	200,758	18,525
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	3,924,920	310,228
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	339,235	28,058
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	470,493	45,236
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	104,599	8,479
IFB Ser. 3256, Class S, IO, 4.219s, 2036	325,594	31,067
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	183,180	19,097
IFB Ser. 3370, Class TS, IO, 4.199s, 2037	97,137	7,433
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	199,512	18,027
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	232,455	21,601
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	362,801	31,856
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	1,166,469	85,030
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	330,468	30,855
IFB Ser. 3240, Class S, IO, 4.149s, 2036	656,498	58,936
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	345,269	27,189
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	138,643	14,176

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	$271,097	$26,518
IFB Ser. 3114, Class GI, IO,
4.129s, 2036	196,499	20,767
IFB Ser. 3339, Class JI, IO,
4.119s, 2037	678,464	50,535
IFB Ser. 3218, Class AS, IO,
4.109s, 2036	253,285	21,446
IFB Ser. 3221, Class SI, IO,
4.109s, 2036	293,548	25,044
IFB Ser. 3202, Class PI, IO,
4.069s, 2036	806,888	69,876
IFB Ser. 3355, Class MI, IO,
4.029s, 2037	201,683	16,187
IFB Ser. 3201, Class SG, IO,
4.029s, 2036	370,640	31,952
IFB Ser. 3203, Class SE, IO,
4.029s, 2036	333,997	28,238
IFB Ser. 3171, Class PS, IO,
4.014s, 2036	322,536	26,652
IFB Ser. 3152, Class SY, IO,
4.009s, 2036	313,234	29,064
IFB Ser. 3284, Class BI, IO,
3.979s, 2037	228,477	18,599
IFB Ser. 3260, Class SA, IO,
3.979s, 2037	223,924	16,020
IFB Ser. 3284, Class LI, IO,
3.969s, 2037	356,486	29,999
IFB Ser. 3281, Class AI, IO,
3.959s, 2037	792,946	67,650
IFB Ser. 3012, Class UI, IO,
3.949s, 2035	322,168	26,121
IFB Ser. 3311, Class EI, IO,
3.939s, 2037	256,335	20,350
IFB Ser. 3311, Class IA, IO,
3.939s, 2037	343,486	29,949
IFB Ser. 3311, Class IB, IO,
3.939s, 2037	343,486	29,949
IFB Ser. 3311, Class IC, IO,
3.939s, 2037	343,486	29,949
IFB Ser. 3311, Class ID, IO,
3.939s, 2037	343,486	29,949
IFB Ser. 3311, Class IE, IO,
3.939s, 2037	489,016	42,639
IFB Ser. 3375, Class MS, IO,
3.929s, 2037	118,760	9,156
IFB Ser. 3240, Class GS, IO,
3.909s, 2036	395,945	32,778
IFB Ser. 3339, Class TI, IO,
3.669s, 2037	370,176	28,363
IFB Ser. 3284, Class CI, IO,
3.649s, 2037	604,438	45,375
IFB Ser. 3016, Class SQ, IO,
3.639s, 2035	363,092	21,252

14

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3012, Class IG, IO,
3.609s, 2035	$1,246,525	$93,475
Ser. 246, PO, zero %, 2037	102,021	77,251
Ser. 3300, PO, zero %, 2037	108,503	83,132
Ser. 3139, Class CO, PO, zero %, 2036	77,775	56,290
Ser. 2587, Class CO, PO, zero %, 2032	97,830	77,310
FRB Ser. 3349, Class DO, zero %, 2037	108,820	103,571
FRB Ser. 3327, Class YF, zero %, 2037	176,197	174,908
FRB Ser. 3326, Class YF, zero %, 2037	87,890	89,436
FRB Ser. 3241, Class FH, zero %, 2036	102,852	94,295
FRB Ser. 3231, Class XB, zero %, 2036	80,080	79,777
FRB Ser. 3231, Class X, zero %, 2036	74,210	75,608
FRB Ser. 3326, Class WF, zero %, 2035	197,404	176,427
FRB Ser. 3030, Class CF, zero %, 2035	90,875	78,529
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 44.617s, 2037	103,120	161,818
IFB Ser. 07-38, Class AS, 31.91s, 2037	250,062	333,604
IFB Ser. 05-84, Class SL, 12.596s, 2035	518,004	516,516
IFB Ser. 05-66, Class SP, 12.596s, 2035	236,416	236,297
IFB Ser. 05-84, Class SB, 10.795s, 2035	97,484	95,579
IFB Ser. 05-68, Class DP, 10.453s, 2035	730,288	729,853
IFB Ser. 05-7, Class NP, 8.831s, 2033	66,697	66,856
IFB Ser. 08-29, Class SA,
IO, 5.298s, 2038	217,673	20,696
IFB Ser. 06-61, Class SM,
IO, 4.898s, 2036	70,507	5,476
IFB Ser. 06-62, Class SI,
IO, 4.898s, 2036	264,548	22,568
IFB Ser. 07-1, Class SL,
IO, 4.878s, 2037	113,686	10,054
IFB Ser. 07-1, Class SM,
IO, 4.868s, 2037	113,686	10,023
IFB Ser. 06-62, Class SA,
IO, 4.858s, 2036	70,736	6,033
IFB Ser. 04-59, Class SC,
IO, 4.729s, 2034	157,732	15,904
IFB Ser. 04-26, Class IS,
IO, 4.729s, 2034	70,889	4,556
IFB Ser. 07-49, Class NY,
IO, 4.618s, 2035	1,782,053	156,196
IFB Ser. 07-36, Class SW,
IO, 4.418s, 2035	1,334,000	102,549
IFB Ser. 07-26, Class SG,
IO, 4.368s, 2037	384,664	32,664
IFB Ser. 07-9, Class BI,
IO, 4.338s, 2037	795,868	60,552
IFB Ser. 07-26, Class SD,
IO, 4.329s, 2037	390,018	30,189
IFB Ser. 07-31, Class CI,
IO, 4.328s, 2037	229,750	16,612

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-25, Class SA,
IO, 4.318s, 2037	$272,664	$19,664
IFB Ser. 07-25, Class SB, IO,
4.318s, 2037	534,030	40,307
IFB Ser. 07-22, Class S, IO,
4.318s, 2037	211,473	19,749
IFB Ser. 07-11, Class SA, IO,
4.318s, 2037	206,060	16,843
IFB Ser. 07-14, Class SB, IO,
4.318s, 2037	193,435	15,840
IFB Ser. 05-84, Class AS, IO,
4.318s, 2035	105,139	8,719
IFB Ser. 07-51, Class SJ, IO,
4.268s, 2037	248,152	22,066
IFB Ser. 07-53, Class SY, IO,
4.253s, 2037	217,856	20,246
IFB Ser. 07-58, Class PS, IO,
4.218s, 2037	334,168	26,625
IFB Ser. 04-88, Class S, IO,
4.218s, 2032	62,996	3,839
IFB Ser. 07-59, Class PS, IO,
4.188s, 2037	190,663	14,746
IFB Ser. 07-59, Class SP, IO,
4.188s, 2037	318,097	25,148
IFB Ser. 07-48, Class SB, IO,
4.179s, 2037	322,162	21,434
IFB Ser. 07-68, Class PI, IO,
4.168s, 2037	97,857	7,771
IFB Ser. 06-38, Class SG, IO,
4.168s, 2033	796,841	54,596
IFB Ser. 07-53, Class SG, IO,
4.118s, 2037	151,122	10,072
IFB Ser. 07-74, Class SI, IO,
4.099s, 2037	98,436	7,260
IFB Ser. 07-17, Class AI, IO,
4.079s, 2037	853,360	67,677
IFB Ser. 08-3, Class SA, IO,
4.068s, 2038	469,420	29,114
IFB Ser. 07-64, Class AI, IO,
4.068s, 2037	1,876,957	126,699
IFB Ser. 07-53, Class ES, IO,
4.068s, 2037	221,438	12,384
IFB Ser. 08-4, Class SA, IO,
4.034s, 2038	985,782	60,374
IFB Ser. 08-2, Class SM, IO,
4.029s, 2038	236,557	16,985
IFB Ser. 07-9, Class AI, IO,
4.029s, 2037	315,705	23,486
IFB Ser. 07-9, Class DI, IO,
4.028s, 2037	404,323	27,628
IFB Ser. 07-57, Class QA, IO,
4.018s, 2037	506,776	30,450
IFB Ser. 07-58, Class SA, IO,
4.018s, 2037	544,905	34,055

15

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-58, Class SC,
IO, 4.018s, 2037	$392,065	$20,901
IFB Ser. 07-61, Class SA,
IO, 4.018s, 2037	270,595	17,752
IFB Ser. 07-53, Class SC,
IO, 4.018s, 2037	243,468	13,780
IFB Ser. 07-53, Class SE,
IO, 4.018s, 2037	568,740	36,531
IFB Ser. 06-26, Class S,
IO, 4.018s, 2036	512,885	40,496
IFB Ser. 07-58, Class SD,
IO, 4.008s, 2037	329,687	17,330
IFB Ser. 07-59, Class SD,
IO, 3.988s, 2037	531,363	32,400
IFB Ser. 08-40, Class SA,
IO, 3.929s, 2038	1,118,508	80,472
IFB Ser. 05-71, Class SA,
IO, 3.889s, 2035	82,481	5,907
IFB Ser. 05-65, Class SI,
IO, 3.868s, 2035	1,519,625	115,095
IFB Ser. 06-16, Class SX,
IO, 3.808s, 2036	179,796	12,955
IFB Ser. 07-17, Class IC,
IO, 3.779s, 2037	177,802	12,011
IFB Ser. 07-17, Class IB,
IO, 3.768s, 2037	156,371	10,314
IFB Ser. 06-14, Class S,
IO, 3.768s, 2036	306,305	21,002
IFB Ser. 06-11, Class ST,
IO, 3.758s, 2036	190,990	12,849
IFB Ser. 07-25, Class KS,
IO, 3.729s, 2037	99,131	7,576
IFB Ser. 07-21, Class S,
IO, 3.729s, 2037	447,333	27,354
IFB Ser. 07-27, Class SD,
IO, 3.718s, 2037	195,477	11,304
IFB Ser. 07-19, Class SJ,
IO, 3.718s, 2037	332,308	19,367
IFB Ser. 07-23, Class ST,
IO, 3.718s, 2037	420,877	23,586
IFB Ser. 07-8, Class SA,
IO, 3.718s, 2037	115,994	7,505
IFB Ser. 07-9, Class CI,
IO, 3.718s, 2037	527,038	31,180
IFB Ser. 07-7, Class EI,
IO, 3.718s, 2037	196,596	11,443
IFB Ser. 07-7, Class JI,
IO, 3.718s, 2037	550,204	36,341
IFB Ser. 07-1, Class S,
IO, 3.718s, 2037	440,400	25,749
IFB Ser. 07-3, Class SA,
IO, 3.718s, 2037	420,329	24,495
IFB Ser. 07-31, Class AI,
IO, 3.709s, 2037	233,683	21,480

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 05-17, Class S, IO,
3.698s, 2035	$91,633	$6,472
IFB Ser. 07-62, Class S, IO,
3.679s, 2037	111,183	6,845
IFB Ser. 07-43, Class SC, IO,
3.629s, 2037	283,054	16,599
IFB Ser. 05-3, Class SN, IO,
3.618s, 2035	235,844	14,915
IFB Ser. 04-41, Class SG, IO,
3.518s, 2034	259,281	10,550
FRB Ser. 07-49, Class UF, zero %, 2037	51,221	49,115
FRB Ser. 07-35, Class UF, zero %, 2037	76,509	77,799
GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038 (F)	156,000	155,689
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035 (F)	80,998	80,468
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	261,271	254,267
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	210,340	212,676
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.835s, 2035 (F)	177,968	171,909
JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM,
6.261s, 2051	41,000	37,989
FRB Ser. 07-LD12, Class A3,
6.189s, 2051	129,000	125,109
FRB Ser. 07-LD11, Class AM,
6.007s, 2049	24,000	21,960
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	203,286
FRB Ser. 07-LDPX, Class AM,
5.464s, 2049	25,000	22,192
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	135,095
Key Commercial Mortgage Ser. 07-SL1,
Class A2, 5 3/4s, 2040	712,000	603,940
Key Commercial Mortgage Ser. 07-SL1,
Class A1, 5.487s, 2040	464,631	432,371
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	39,656
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	154,495
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 25.185s, 2037	159,843	179,979
IFB Ser. 07-4, Class 3A2,
IO, 4.718s, 2037	254,649	21,092
IFB Ser. 06-5, Class 2A2,
IO, 4.668s, 2036	584,920	45,925
IFB Ser. 07-4, Class 2A2,
IO, 4.188s, 2037	1,038,721	85,691
IFB Ser. 06-7, Class 2A5,
IO, 4.183s, 2036	1,186,533	91,839
IFB Ser. 06-9, Class 2A2,
IO, 4.138s, 2037	772,331	64,641

16

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

Principal amount		Value

Lehman Mortgage Trust
IFB Ser. 07-5, Class 10A2, IO,
3.858s, 2037	$514,513	$32,199
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	196,098	1,128
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	508,998	954
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	89,000	91,388
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	355,885
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)	193,000	182,533
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.275s, 2035	405,857	298,102
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.796s, 2033
(United Kingdom)	92,000	89,700
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 2.793s, 2033
(United Kingdom)	112,000	107,800
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	357,851	325,602
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	814,892	695,429
FRB Ser. 05-18, Class 6A1, 5.247s,
2035 (F)	233,983	208,370
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
3.768s, 2037	4,867,356	300,159
Ser. 07-4, Class 1A4, IO, 1s, 2037	5,120,074	137,896
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037	895,121	40,327
Terwin Mortgage Trust 144A FRB
Ser. 06-9HGA, Class A1, 2.563s, 2037	171,327	155,908
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	99,000	96,666
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	272,325
WAMU Commercial Mortgage Securities
Trust 144A Ser. 07-SL2, Class A1,
5.426s, 2049	1,242,362	1,082,122
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1,
5.005s, 2036 (F)	254,625	244,412
Ser. 05-AR2, Class 2A1, 4.541s, 2035	146,389	139,128
Ser. 05-AR9, Class 1A2, 4.367s, 2035	275,403	201,044
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)	144,147	138,810
Ser. 05-AR12, Class 2A5, 4.321s,
2035 (F)	1,853,000	1,698,746
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	4,729,000	20,357

Total collateralized mortgage obligations (cost $57,673,862)		$60,577,785

PURCHASED OPTIONS OUTSTANDING (2.3%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.37% versus the
three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.370	$7,253,000	$403,484
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,253,000	398,480
Option on an interest
rate swap with Goldman
Sachs International for the
right to receive a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,253,000	398,480
Option on an interest
rate swap with Goldman
Sachs International for the
right to pay a fixed rate
of 5.355% versus the
three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,253,000	203,592
Option on an interest
rate swap with Lehman
Brothers Special Financing,
Inc. for the right to pay a
fixed rate of 5.37% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.370	7,253,000	200,400
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate
of 5.355% versus the
three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,253,000	203,592

17

Putnam VT American Government Income Fund

PURCHASED OPTIONS OUTSTANDING (2.3%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.395% versus
the three month
USD-LIBOR-BBA
maturing
September 23, 2019.	Sep-09/5.395	$11,214,700	$634,191
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.395% versus the
three month
USD-LIBOR-BBA
maturing on
September 23, 2019.	Sep-09/5.395	11,214,700	277,115
Option on an interest
rate swap with
Deutschbank for the
right to receive a fixed
rate of 5.385% versus
the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	4,783,000	264,787
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	3,492,000	182,178
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed
rate of 5.315% versus the
three month
USD-LIBOR-BBA
maturing on
April 8, 2019.	Apr-09/5.315	3,492,000	180,362
Option on an interest
rate swap with
Deutschbank for the
right to pay a fixed rate
of 5.385% versus the
three month
USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	4,783,000	79,780

PURCHASED OPTIONS OUTSTANDING (2.3%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate
of 5.315% versus the
three month
USD-LIBOR-BBA
maturing on
April 8, 2019.	Apr-09/5.315	$3,492,000	$62,716
Option on an interest
rate swap with Goldman
Sachs International for the
right to pay a fixed rate
of 5.325% versus the
three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	3,492,000	61,808

Total purchased options outstanding (cost $3,035,170)			$3,550,965

ASSET-BACKED SECURITIES (0.4%)*

Principal amount			Value

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 2.633s, 2036		$25,000	$16,062
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO,
4.298s, 2037		363,265	28,605
FRB Ser. 07-6, Class 2A1,
2.693s, 2037		57,333	41,378
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2,
2.653s, 2036		509,000	461,358
FRB Ser. 07-RZ1, Class A2,
2.643s, 2037		25,000	18,378
Soundview Home Equity Loan Trust
FRB Ser. 06-3, Class A3, 2.643s, 2036		25,000	19,770

Total asset-backed securities (cost $649,786)			$585,551

SHORT-TERM INVESTMENTS (31.0%)*

Principal amount/shares			Value

Federal Home Loan Bank, for
an effective yield
of 2.30%, August 15, 2008		$5,000,000	$4,985,625
Federal Home Loan Bank, for
an effective yield
of 2.22%, July 25, 2008		12,800,000	12,781,056

18

Putnam VT American Government Income Fund

SHORT-TERM INVESTMENTS (31.0%)* continued

	Principal amount/shares	Value

Interest in $150,000,000 joint
triparty repurchase agreement
dated June 30, 2008 with
Deutsche Bank Sec due July 1,
2008 — maturity value of
$12,700,953 for an effective
yield of 2.70%(collateralized by
various mortgage backed
securities with coupon rates
ranging from 5.0% to 5.5% and
due dates ranging from
December 1, 2037 to June 1,2038
valued at $153,000,000)	12,700,000	$12,700,000
Putnam Prime Money Market
Fund (e)	16,978,518	16,978,518
U.S. Treasury Bills, for effective
yields ranging from 1.17% to
1.38%, September 18, 2008 #	$657,000	655,011

Total short-term investments (cost $48,100,209)		$48,100,210

Total investments (cost $265,533,324)		$271,148,843

* Percentages indicated are based on net assets of $154,929,804.

# This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

At June 30, 2008, liquid assets totaling $45,181,797 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates. Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.The interest rates shown are the current interest rates at June 30, 2008.

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	44	$10,611,700	Jun-09	$86,805
Euro-Dollar
90 day (Short)	80	19,243,000	Sep-09	163,595
Euro-Dollar
90 day (Short)	114	27,341,475	Dec-09	245,486
Euro-Dollar
90 day (Short)	8	1,914,900	Mar-10	11,516
U.S. Treasury
Bond 20 yr (Long)	255	29,476,406	Sep-08	609,339

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury
Note 2 yr (Short)	1,035	$218,595,234	Sep-08	$(359,743)
U.S. Treasury
Note 5 yr (Short)	541	59,810,086	Sep-08	107,318
U.S. Treasury
Note 10 yr (Long)	926	105,491,656	Sep-08	542,978

Total				$1,407,294

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $6,036,493) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 5.89% versus the three month
USD-LIBOR-BBA maturing on
July 15, 2019.	$18,232,000	Jul-09/5.890	$1,525,289
Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 5.89% versus the three
month USD-LIBOR-BBA
maturing on July 15, 2019.	18,232,000	Jul-09/5.890	202,740
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.00% versus the three
month USD-LIBOR-BBA
maturing on December 19, 2018.	1,080,000	Dec-08/5.000	36,882
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.00% versus the
three month USD-LIBOR-BBA
maturing on December 19, 2018.	1,080,000	Dec-08/5.000	20,552
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.395% versus the three
month USD-LIBOR-BBA
maturing on August 28, 2018.	16,781,000	Aug-08/5.395	927,821
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 4.935%
versus the three month
USD-LIBOR-BB maturing
March 2, 2019.	20,698,000	Feb-09/4.935	692,555
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 4.935%
versus the three month
USD-LIBOR-BBA maturing
March 2, 2019.	20,698,000	Feb-09/4.935	556,776

19

Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $6,036,493) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.395% versus the
three month USD-LIBOR-BBA
maturing on August 28, 2018.	$16,781,000	Aug-08/5.395	$29,535
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA
maturing on January 9, 2022.	28,847,000	Jan-12/5.320	1,634,759
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.32% versus the
three month USD-LIBOR-BBA
maturing on January 9, 2022.	28,847,000	Jan-12/5.320	1,386,676

Total			$7,013,585

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08
(proceeds receivable $62,333,281) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$4,000,000	7-14-08	$4,114,375
FNMA, 5 1/2s, July 1, 2038	46,000,000	7-14-08	45,324,376
FNMA, 5s, July 1, 2038	14,000,000	7-14-08	13,414,843

Total			$62,853,594

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$7,000,000	$—	3/30/09	3.075%	3 month USD-LIBOR-BBA	$(55,966)

5,012,000	—	5/23/10	3 month USD-LIBOR-BBA	3.155%	(28,908)

31,964,000	—	9/24/09	3 month USD-LIBOR-BBA	4.7375%	964,946

26,000,000	—	8/11/15	4.892%	3 month USD-LIBOR-BBA	(1,049,431)

9,000,000	—	10/21/15	4.943%	3 month USD-LIBOR-BBA	(287,322)

180,000	—	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(13,023)

104,000	—	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(4,866)

160,000	—	9/1/15	3 month USD-LIBOR-BBA	4.53%	2,483

795,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(4,668)

Citibank, N.A.
1,913,000	—	4/3/18	4.18%	3 month USD-LIBOR-BBA	66,222

41,900,000	—	4/6/09	3 month USD-LIBOR-BBA	5.264%	954,957

30,000	—	4/7/14	5.377%	3 month USD-LIBOR-BBA	(1,741)

11,500,000	—	7/27/09	5.504%	3 month USD-LIBOR-BBA	(492,248)

20,931,000	—	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(433,697)

5,408,000	—	11/9/09	4.387%	3 month USD-LIBOR-BBA	(91,726)

5,557,000	—	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(204,585)

20,214,000	—	11/23/17	4.885%	3 month USD-LIBOR-BBA	(421,026)

450,000	—	11/9/17	3 month USD-LIBOR-BBA	5.07641%	16,352

42,679,000	—	12/24/09	3 month USD-LIBOR-BBA	3.8675%	338,325

8,033,000	—	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(20,775)

Credit Suisse International
26,000	—	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(1,279)

362,000	—	3/21/16	3 month USD-LIBOR-BBA	5.20497%	20,680

158,000	—	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(7,965)

Goldman Sachs International
1,158,000	—	3/11/38	5.029%	3 month USD-LIBOR-BBA	(26,161)

20,095,000	—	3/14/13	3 month USD-LIBOR-BBA	3.37125%	(550,938)

20

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued
$35,950,000	$—	3/27/13	3 month USD-LIBOR-BBA	3.4625%	$(866,432)

12,397,000	—	3/29/38	4.665%	3 month USD-LIBOR-BBA	450,646

3,639,000	—	4/2/18	4.076%	3 month USD-LIBOR-BBA	156,599

9,207,000	—	4/3/18	3 month USD-LIBOR-BBA	4.19%	(311,221)

3,433,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	54,423

435,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	4,162

100,000	—	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(5,689)

19,020,000	—	6/12/17	3 month USD-LIBOR-BBA	5.7175%	1,569,474

2,600,000	—	7/25/09	5.327%	3 month USD-LIBOR-BBA	(104,986)

32,646,000	—	11/20/08	5.16%	3 month USD-LIBOR-BBA	(372,146)

7,351,000	—	11/20/26	3 month USD-LIBOR-BBA	5.261%	334,158

33,067,000	—	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(367,163)

7,336,000	—	11/21/26	3 month USD-LIBOR-BBA	5.2075%	284,980

771,000	—	12/20/16	3 month USD-LIBOR-BBA	5.074%	27,104

7,420,000	—	1/8/12	3 month USD-LIBOR-BBA	4.98%	360,519

90,000	—	11/9/17	3 month USD-LIBOR-BBA	5.071%	3,233

110,000	—	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(6,151)

5,755,800	—	9/19/09	3 month USD-LIBOR-BBA	4.763%	177,618

15,381,800	—	9/21/09	3 month USD-LIBOR-BBA	4.60%	431,062

4,286,700	—	9/21/17	5.149%	3 month USD-LIBOR-BBA	(222,000)

20,000	—	11/9/17	3 month USD-LIBOR-BBA	5.08%	732

JPMorgan Chase Bank, N.A.
83,000	—	2/19/18	3 month USD-LIBOR-BBA	4.585%	644

15,406,000	—	8/15/11	5.412%	3 month USD-LIBOR-BBA	(927,937)

661,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	9,248

2,050,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	7,881

984,000	—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(4,166)

12,772,000	—	5/16/2018	4.53%	3 month USD-LIBOR-BBA	114,348

724,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(13,307)

4,000,000	—	6/13/2013	4.47%	3 month USD-LIBOR-BBA	(41,564)

2,936,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(66,777)

1,119,000	—	3/14/18	4.775%	3 month USD-LIBOR-BBA	(24,512)

31,014,000	—	3/22/10	3 month USD-LIBOR-BBA	2.23%	(455,904)

12,011,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(153,761)

7,000,000	—	1/17/16	4.946%	3 month USD-LIBOR-BBA	(311,525)

108,000	—	9/18/16	5.291%	3 month USD-LIBOR-BBA	(6,892)

831,000	—	5/7/13	3.9325%	3 month USD-LIBOR-BBA	9,858

8,353,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	(47,298)

3,300,000	—	6/27/17	3 month USD-LIBOR-BBA	5.712%	267,276

7,330,000	—	7/5/17	3 month USD-LIBOR-BBA	4.55%	76,245

7,910,000	—	10/10/13	5.054%	3 month USD-LIBOR-BBA	(321,452)

11,000,000	—	10/10/13	5.09%	3 month USD-LIBOR-BBA	(468,707)

32,563,000	—	11/20/08	5.165%	3 month USD-LIBOR-BBA	(375,067)

7,330,000	—	11/20/26	3 month USD-LIBOR-BBA	5.266%	337,717

400,000	—	7/25/17	3 month USD-LIBOR-BBA	5.652%	38,167

148,000	—	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(5,057)

798,000	—	1/19/17	3 month USD-LIBOR-BBA	5.249%	51,324

3,137,000	—	1/19/09	5.24%	3 month USD-LIBOR-BBA	(93,817)

10,723,000	—	1/31/17	3 month USD-LIBOR-BBA	5.415%	821,806

7,841,000	—	3/8/17	3 month USD-LIBOR-BBA	5.28%	500,445

21

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$996,000	$ —	8/2/15	3 month USD-LIBOR-BBA	4.6570%	$24,866

7,800,000	—	8/13/12	3 month USD-LIBOR-BBA	5.2%	439,208

66,000	—	8/29/17	5.263%	3 month USD-LIBOR-BBA	(4,168)

7,199,000	—	9/11/27	5.27%	3 month USD-LIBOR-BBA	(419,541)

15,381,800	—	9/21/09	3 month USD-LIBOR-BBA	4.6125%	433,882

4,286,700	—	9/21/17	5.15%	3 month USD-LIBOR-BBA	(222,312)

22,917,000	—	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(528,305)

5,408,000	—	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(92,565)

5,557,000	—	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(207,587)

51,685,000	—	12/11/17	3 month USD-LIBOR-BBA	4.65%	75,463

8,033,000	—	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(46,118)

16,600,000	—	8/4/08	3 month USD-LIBOR-BBA	5.40%	332,975

9,100,000	—	8/4/16	3 month USD-LIBOR-BBA	5.5195%	760,093

8,200,000	—	10/21/15	4.916%	3 month USD-LIBOR-BBA	(247,576)

6,245,000	—	1/18/18	4.27625%	3 month USD-LIBOR-BBA	96,844

6,367,000	—	1/24/18	4.135%	3 month USD-LIBOR-BBA	177,654

8,489,000	—	1/24/18	4.175%	3 month USD-LIBOR-BBA	209,066

8,489,000	—	1/24/18	4.1625%	3 month USD-LIBOR-BBA	217,763

8,375,000	—	1/31/18	3 month USD-LIBOR-BBA	4.25%	(156,922)

14,474,000	—	2/5/18	4.22%	3 month USD-LIBOR-BBA	306,698

23,265,000	—	2/5/18	3 month USD-LIBOR-BBA	4.28%	(381,627)

100,000	—	4/17/09	5.12%	3 month USD-LIBOR-BBA	(2,105)

3,200,000	—	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(186,288)

Lehman Brothers Special Financing, Inc.
2,795,000	16,811	2/26/18	4.65%	3 month USD-LIBOR-BBA	(19,525)

1,035,000	—	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(43,185)

33,968,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(1,311,037)

2,750,000	—	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(34,216)

2,750,000	—	3/26/10	3 month USD-LIBOR-BBA	2.395%	(31,955)

6,992,000	—	3/20/13	3 month USD-LIBOR-BBA	3.06%	(294,303)

1,258,000	—	4/3/2018	3 month USD-LIBOR-BBA	4.087%	(53,043)

7,465,000	—	3/25/10	3 month USD-LIBOR-BBA	2.275%	(103,769)

2,386,000	—	6/10/1938	5.1275%	3 month USD-LIBOR-BBA	(60,840)

26,909,000	—	5/30/10	3 month USD-LIBOR-BBA	3.4275%	(20,277)

3,000,000	—	6/26/2013	3 month USD-LIBOR-BBA	4.465%	28,260

15,175,000	—	4/16/18	3 month USD-LIBOR-BBA	4.405%	(261,031)

4,077,000	—	4/19/38	4.8425%	3 month USD-LIBOR-BBA	66,431

2,825,000	—	4/21/38	4.945%	3 month USD-LIBOR-BBA	1,501

3,224,086	—	8/29/09	5.005%	3 month USD-LIBOR-BBA	(113,544)

6,361,000	—	8/29/09	5.001%	3 month USD-LIBOR-BBA	(224,313)

16,667,000	—	2/1/17	3 month USD-LIBOR-BBA	5.08%	852,345

200,511	—	8/29/17	3 month USD-LIBOR-BBA	5.32%	13,558

23,609,000	—	8/3/08	3 month USD-LIBOR-BBA	5.425%	476,449

6,175,000	—	8/3/11	3 month USD-LIBOR-BBA	5.445%	382,063

18,629,000	—	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,619,656)

8,040,000	—	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(540,614)

1,470,000	—	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(71,047)

6,601,000	—	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(174,497)

1,900,000	—	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(50,176)

31,419,000	—	8/31/09	3 month USD-LIBOR-BBA	4.89%	1,057,144

6,636,000	—	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(582,100)

22

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)
Lehman Brothers Special Financing, Inc. continued
$6,636,000	$—	9/4/27	5.4475%	3 month USD-LIBOR-BBA	$(541,280)

31,419,000	—	9/4/09	3 month USD-LIBOR-BBA	4.836%	1,024,254

34,083,000	—	9/11/09	3 month USD-LIBOR-BBA	4.6525%	1,011,612

13,113,000	—	9/13/17	5.0275%	3 month USD-LIBOR-BBA	(567,379)

3,837,200	—	9/19/09	3 month USD-LIBOR-BBA	4.755%	117,941

15,381,800	—	9/24/09	3 month USD-LIBOR-BBA	4.695%	454,766

4,286,700	—	9/24/17	5.285%	3 month USD-LIBOR-BBA	(267,784)

20,931,000	—	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(421,682)

5,408,000	—	11/9/09	4.403%	3 month USD-LIBOR-BBA	(92,987)

5,557,000	—	11/9/17	5.067%	3 month USD-LIBOR-BBA	(197,904)

40,000	—	11/9/17	3 month USD-LIBOR-BBA	5.068%	1,427

18,990,000	—	12/11/17	3 month USD-LIBOR-BBA	4.839%	304,098

42,679,000	—	12/24/09	3 month USD-LIBOR-BBA	3.84625%	324,918

506,000	—	2/21/18	4.599%	3 month USD-LIBOR-BBA	(4,482)

2,750,000	—	3/26/10	3 month USD-LIBOR-BBA	2.325%	(35,681)

Merrill Lynch Capital Services, Inc.
6,790,000	—	5/7/1938	4.8775%	3 month USD-LIBOR-BBA	81,790

20,931,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(424,085)

Morgan Stanley Capital Services, Inc.
27,000	—	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(1,699)

46,000	—	2/20/17	5.192%	3 month USD-LIBOR-BBA	(2,685)

Total					$(2,205,043)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty/		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
$860,000	(F)	11/2/2008	20 bp plus change in spread	The spread return of Banc	$(22,809)
			of Banc of America	of America Securities- CMBS
			Securities AAA 10 year Index	AAA 10 year Index
multiplied by the modified
duration factor

(F) Is valued at fair value following procedures approved by the Trustees.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$16,978,518	$1,407,294
Level 2	250,714,853
Level 3	3,455,472	—
(3,725,257)
Total	$271,148,843	$(2,317,963)

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

23

Putnam VT American Government Income Fund

The following is a reconciliation of Level 3 assets as of June 30, 2008:

Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized gain / loss	—	—
Change in net unrealized
appreciation (depreciation)	—	—
Net purchases / sales	—	—
Net transfers in and/or out
of Level 3	3,455,472	—

Balance as of June 30, 2008	$3,455,472	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Putnam VT
American
Government
Income Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$254,170,325
Affiliated issuers (Note 5)	16,978,518
Cash	895,536
Dividends, interest, and other receivables	1,007,982
Receivable for sales of delayed delivery securities (Note 1)	62,459,309
Unrealized appreciation on swap contracts (Note 1)	17,726,703
Receivable for closed swap contracts (Note 1)	10,019

Total assets	353,248,392

Liabilities
Payable for variation margin (Note 1)	122,257
Payable for purchases of delayed delivery securities (Note 1)	107,725,370
Payable for shares of the fund repurchased	334,171
Payable for compensation of Manager (Notes 2 and 5)	180,129
Payable for investor servicing fees (Note 2)	3,948
Payable for custodian fees (Note 2)	1,622
Payable for Trustee compensation and expenses (Note 2)	55,393
Payable for administrative services (Note 2)	1,359
Payable for distribution fees (Note 2)	13,219
Payable for auditing fees	23,739
Unrealized depreciation on swap contracts (Note 1)	19,954,555
Premiums received on swap contracts (Note 1)	16,811
TBA sale commitments, at value (Note 1)	62,853,594
Written options outstanding, at value (Notes 1 and 3)	7,013,585
Other accrued expenses	18,836

Total liabilities	198,318,588

Net assets	$154,929,804

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$153,581,560
Undistributed net investment income (loss) (Note 1)	2,447,485
Accumulated net realized gain (loss) on investments (Note 1)	(4,396,797)
Net unrealized appreciation (depreciation) of investments	3,297,556

Total — Representing net assets applicable to capital
shares outstanding	$154,929,804

Computation of net asset value Class IA
Net Assets	$91,180,673
Number of shares outstanding	7,939,320
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.48
Computation of net asset value Class IB
Net Assets	$63,749,131
Number of shares outstanding	5,563,994
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.46

Cost of investments, including repurchase agreements (Note 1):
Unaffiliated issuers	$248,554,806
Affiliated issuers (Note 5)	16,978,518
Proceeds receivable on TBA sale commitments (Note 1)	62,333,281
Premiums received on written options (Notes 1 and 3)	6,036,493

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
25

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Putnam VT
American
Government
Income Fund

Investment income
Interest — unaffiliated issuers	$4,677,541
Interest — affiliated issuers (Note 5)	252,899

Total investment income	4,930,440

Expenses
Compensation of Manager (Note 2)	504,504
Investor servicing fees (Note 2)	23,557
Custodian fees (Note 2)	16,768
Trustee compensation and expenses (Note 2)	14,934
Administrative services (Note 2)	12,793
Distribution fees-class IB (Note 2)	81,778
Auditing	33,141
Legal	12,713
Other	16,774
Fees waived and reimbursed by Manager (Notes 2 and 5)	(154,053)

Total expenses	562,909

Expense reduction (Note 2)	(13,297)

Net expenses	549,612

Net investment income (loss)	4,380,828

Net realized gain (loss) on investments (Notes 1 and 3)	4,913,231
Net realized gain (loss) on futures contracts (Note 1)	(836,975)
Net realized gain (loss) on swap contracts (Note 1)	(763,713)
Net realized gain (loss) on written options (Notes 1 and 3)	(1,618,523)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(2,920,781)

Net gain (loss) on investments	(1,226,761)

Net increase (decrease) in net assets resulting
from operations	$3,154,067

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	American Government Income Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,380,828	$6,523,861
Net realized gain (loss) on investments	1,694,020	(898,007)
Net unrealized appreciation (depreciation)
of investments	(2,920,781)	5,776,269

Net increase (decrease) in net assets
resulting from operations	3,154,067	11,402,123

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,250,985)	(4,112,485)
Class IB	(2,898,368)	(3,097,187)
Increase (decrease) from capital share
transactions (Note 4)	20,312,346	(14,591,853)

Total increase (decrease) in net assets	16,317,060	(10,399,402)

Net assets:
Beginning of period	138,612,744	149,012,146

End of period	154,929,804	138,612,744

Undistributed net investment income (loss),
end of period	$2,447,485	$5,216,010

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
27

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT American Government Income Fund (Class IA)
June 30, 2008†	$11.73	.34(i)	(.05)	.29	(.54)	—	(.54)	—	$11.48	2.41*	$91,181	.31*(i)	2.86*(i)	59.01*(f)
December 31, 2007	11.38	.54(i)	.40(g)	.94	(.59)	—	(.59)	—	11.73	8.63(g)	76,057	.62(i)	4.76(i)	153.13(f)
December 31, 2006	11.50	.45(i)	(.07)	.38	(.50)	—	(.50)	—	11.38	3.51	83,470	.62(i)	4.01(i)	180.25(f)
December 31, 2005	11.75	.41(i)	(.22)	.19	(.41)	(.03)	(.44)	—	11.50	1.65	107,325	.64(i)	3.56(i)	419.62(f)
December 31, 2004	12.08	.31(i)	.03	.34	(.49)	(.18)	(.67)	—	11.75	2.85	144,320	.66(i)	2.65(i)	309.71
December 31, 2003	12.34	.29	(.07)	.22	(.25)	(.23)	(.48)	—	12.08	1.89	225,290.74		2.35	553.08

Putnam VT American Government Income Fund (Class IB)
June 30, 2008†	$11.69	.32(i)	(.04)	.28	(.51)	—	(.51)	—	$11.46	2.35*	$63,749	.43*(i)	2.73*(i)	59.01*(f)
December 31, 2007	11.34	.51(i)	.40(g)	.91	(.56)	—	(.56)	—	11.69	8.36(g)	62,556	.87(i)	4.51(i)	153.13(f)
December 31, 2006	11.46	.42(i)	(.07)	.35	(.47)	—	(.47)	—	11.34	3.22	65,543	.87(i)	3.74(i)	180.25(f)
December 31, 2005	11.71	.38(i)	(.22)	.16	(.38)	(.03)	(.41)	—	11.46	1.35	74,858	.89(i)	3.32(i)	419.62(f)
December 31, 2004	12.02	.28(i)	.04	.32	(.45)	(.18)	(.63)	—	11.71	2.66	87,312	.91(i)	2.39(i)	309.71
December 31, 2003	12.30	.25	(.07)	.18	(.23)	(.23)	(.46)	—	12.02	1.56	107,751.99		2.09	553.08

* Not annualized.

† Unaudited.

(a) Per share net investment income(loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements (Note 2).

(f ) Portfolio turnover excludes dollar roll transactions.

(g) Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share (Note 2)

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.10%

December 31, 2007	0.21

December 31, 2006	0.22

December 31, 2005	0.17

December 31, 2004	0.13

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28	29

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT American Government Income Fund (the “fund”), is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income with preservation of capital as a secondary objective by investing in U.S. Treasury securities and government agency and private mortgage-backed and asset-backed securities. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

30

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and

31

written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

32

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

K) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $6,165,521 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$3,535,332	December 31, 2013
2,630,189	December 31, 2014

The aggregate identified cost on a tax basis is $266,046,116, resulting in gross unrealized appreciation and depreciation of $7,449,307 and $2,346,580, respectively, or net unrealized appreciation of $5,102,727.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

N) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

O) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 66.5% of the fund is owned by accounts of one group of insurance companies.

33

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion and 0.34% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended June 30, 2008, Putnam Management waived $147,688 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $23,557 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2008, the fund’s expenses were reduced by $13,297 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $305, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

34

The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $71,688,073 and $86,011,233, respectively. Purchases and sales of U.S. government securities aggregated $1,911,410 and $1,911,410, respectively.

Written option transactions during the period ended June 30, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$176,006,000	$5,464,159

Options opened	41,396,000	1,647,561

Options exercised	—	—

Options expired	(2,238,000)	(39,165)

Options closed	(43,888,000)	(1,036,062)

Written options outstanding at end of period	$171,276,000	$6,036,493

NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT American Government Income Fund Class IA
Shares sold	1,844,800	$22,126,785	710,719	$8,060,922
Shares issued in connection with reinvestment of distributions	363,954	4,250,985	375,227	4,112,485

	2,208,754	26,377,770	1,085,946	12,173,407
Shares repurchased	(751,491)	(8,749,102)	(1,938,947)	(21,837,725)

Net increase (decrease)	1,457,263	$17,628,668	(853,001)	$(9,664,318)

Putnam VT American Government Income Fund Class IB
Shares sold	715,704	$8,535,399	417,154	$4,694,114
Shares issued in connection with reinvestment of distributions	248,574	2,898,368	283,107	3,097,187

	964,278	11,433,767	700,261	7,791,301
Shares repurchased	(749,703)	(8,750,089)	(1,130,463)	(12,718,836)

Net increase (decrease)	214,575	$2,683,678	(430,202)	$(4,927,535)

35

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY

MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $6,365 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $252,899 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $77,267,898 and $68,601,590, respectively.

NOTE 6
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In August 2008, the fund recorded a receivable from Putnam Management for $8,740 related to restitution payments in connection with a distribution plan approved by the SEC.

NOTE 7
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

36

THIS PAGE LEFT BLANK INTENTIONALLY

37

THIS PAGE LEFT BLANK INTENTIONALLY

38

THIS PAGE LEFT BLANK INTENTIONALLY

39

Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252147 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008